Financial Instruments (Schedule of Carrying Amount and Fair Value of Financial Instrument Groups) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Other investments	$ 344,780	$ 0
Liabilities
Long-term loans from banks and others (excluding interest)	1,123,809	1,171,803
Carrying Value [Member]
Assets
Other investments	344,780
Liabilities
Non-convertible debentures	526,771	586,600
Long-term loans from banks and others (excluding interest)	516,195	488,455
Loans from non-controlling interests	124,153	138,050
At fair value [member]
Assets
Other investments	344,780
Liabilities
Non-convertible debentures	492,714	642,077
Long-term loans from banks and others (excluding interest)	528,011	545,806
Loans from non-controlling interests	$ 113,673	$ 141,596